THIRD QUARTER REPORT

                                    SELIGMAN
                                    CAPITAL
                                   FUND, INC.

                               SEPTEMBER 30, 1995

                                     [LOGO]
--------------------------------------------------------------------------------
                           A CAPITAL APPRECIATION FUND
                               ESTABLISHED IN 1969

                        SELIGMAN FINANCIAL SERVICES, INC.
                                 AN AFFILIATE OF

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 PARK AVENUE, NEW YORK, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Capital Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                     EQCA3c 9/95

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================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to update you on Seligman Capital Fund with this Third Quarter Report. Your Fund outperformed the Standard & Poor's 500 Composite Stock Price Index (S&P 500) in the third quarter. However, for the nine months ended September 30, your Fund, as with many domestic equity mutual funds, lagged the S&P 500, which posted exceptional gains during this period. The return of the S&P 500 for the first nine months of the year was to a large extent driven by the strength of the technology sector, particularly the continued momentum of the U.S. semiconductor industry. For much of the nine months, your Fund was underweighted in the technology sector. Your Fund's investment performance, compared to the S&P 500, has been consolidated into a table which follows the portfolio.

     Your Fund's gain information is as follows: for Class A and D shares, net realized gain per share from investment transactions for the first nine months totaled $1.82. At September 30, net unrealized gain per share totaled $4.61. The realized gain distribution for 1995 will be declared on November 16, and paid on November 22.

     Third quarter reports and statistics suggest that the U.S. economy is maintaining its pattern of slow growth; for example, factory orders for consumer goods rose at a tepid rate, as retailers continued to hold down inventories. In addition, inflation remained benign and low interest rates prevailed, supported by growing prospects for a deficit reduction plan that will curb government spending in areas previously off limits -- such as entitlements. In the past, an environment marked by such modest but sustained economic growth and subdued inflation has proven very positive for financial markets.

     Equity markets continued to be supported by increases -- albeit at a decelerated rate -- in corporate earnings. Overall, stock valuations seem reasonable based on estimated 1996 earnings, and equity markets should continue to benefit from stable-to-lower interest rates and continued corporate restructuring.

     Your Fund held an underweighted position relative to the S&P 500 in the technology sector in the first six months of the year. However, in the third quarter, additions were made to this area, leading to an overweighted position which boosted your Fund's return. As a result, while your Fund outperformed the S&P 500 in the third quarter, it underperformed the Index for the nine months.

     In the third quarter, an overweighted position in consumer cyclicals, such as HFS Group, Borders Group, and CBS, provided strong returns. In addition, your Manager took profits in underperforming health care holdings and used the proceeds to buy consumer-related issues poised to benefit from the current economic environment of slow growth.

     Looking ahead, your Manager feels that your Fund is positioned to continue to perform favorably.

     For information about your Fund, or your investment in its shares, please write, or call the toll-free telephone numbers listed below.

By order of the Board of Directors,


/s/ William C. Morris
Chairman

        /s/ Brian T. Zino
        President


October 27, 1995

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Important Telephone Numbers
---------------------------
Shareholder
Services
(800) 221-2450

Retirement Plan
Services
(800) 445-1777

24-Hour Automated
Telephone Access Service
(800) 622-4597

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================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)
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                                                    SHARES              VALUE
                                                 ------------      -------------
COMMON STOCKS 99.0%
APPAREL AND TEXTILES 1.6%
Tommy Hilfiger* ...........................          100,000        $  3,250,000
                                                                    ------------
AUTOMOTIVE AND RELATED 4.8%
Cooper Tire & Rubber ......................          125,000           3,031,250
Eaton .....................................           65,000           3,445,000
Harley-Davidson ...........................          125,000           3,046,875
                                                                    ------------
                                                                       9,523,125
                                                                    ------------
BASIC MATERIALS 4.2%
Minerals Technologies .....................           75,000           2,821,875
Nucor .....................................           70,000           3,132,500
Schulman, A ...............................           93,750           2,367,187
                                                                    ------------
                                                                       8,321,562
                                                                    ------------
BUSINESS SERVICES AND SUPPLIES 2.4%
Interpublic Group of Companies ............          120,000           4,770,000
                                                                    ------------
COMPUTER GOODS AND SERVICES 9.5%
Ceridian* .................................          100,000           4,437,500
FIserv* ...................................          175,000           5,020,312
Intel .....................................          100,000           6,018,750
LSI Logic* ................................           25,000           1,443,750
MEMC Electronic Materials* ................           81,600           2,213,400
                                                                    ------------
                                                                      19,133,712
                                                                    ------------
CONSUMER GOODS AND SERVICES 5.6%
Block (H. & R.) ...........................           50,000           1,900,000
CUC International* ........................           30,000           1,046,250
Department 56* ............................           17,000             794,750
Newell ....................................          150,000           3,712,500
Oakley* ...................................           40,250           1,189,891
Tambrands .................................           35,000           1,535,625
UST Inc. ..................................           40,000           1,145,000
                                                                    ------------
                                                                      11,324,016
                                                                    ------------
DRUGS AND HEALTH CARE 12.8%
Amgen* ....................................          100,000           4,993,750
AmeriSource Health* .......................          100,000           2,662,500
Bristol-Myers Squibb ......................           50,000           3,643,750
Columbia / HCA Healthcare .................           75,000           3,646,875
EmCare Holdings ...........................           65,000           1,425,938
Pediatrix Medical Group* ..................           39,500             807,281
Protein Design Labs* ......................          100,000           1,968,750
Sunrise Medical* ..........................          100,000           2,750,000
United Healthcare .........................           75,000           3,665,625
                                                                    ------------
                                                                      25,564,469
                                                                    ------------
FINANCIAL SERVICES 4.9%
Checkfree* ................................           50,000           1,009,375
Progressive (Ohio) ........................           50,000           2,237,500
Travelers .................................          125,000           6,640,625
                                                                    ------------
                                                                       9,887,500
                                                                    ------------
FOOD AND FOOD SERVICES 2.8%
PepsiCo ...................................          110,000           5,610,000
                                                                    ------------
INDUSTRIAL GOODS AND SERVICES 3.6%
Lam Research* .............................           65,000           3,875,625
UCAR International* .......................          125,000           3,406,250
                                                                    ------------
                                                                       7,281,875
                                                                    ------------
LEISURE AND RELATED 12.1%
British Sky Broadcasting (ADRs)* ..........           60,000           2,167,500
CBS .......................................           50,000           3,993,750
Circus Circus Enterprises* ................           50,000           1,400,000
Electronic Arts* ..........................           25,000             917,188
HFS Group* ................................          125,000           6,546,875
Infinity Broadcasting* ....................           66,500           2,177,875
Mirage Resorts* ...........................          100,000           3,287,500
Viacom (Class B) ..........................           75,000           3,731,250
                                                                    ------------
                                                                      24,221,938
                                                                    ------------
PACKAGING 2.5%
Ball ......................................           75,000           2,221,875
Crown Cork & Seal* ........................           70,000           2,712,500
                                                                    ------------
                                                                       4,934,375
                                                                    ------------
RETAIL TRADE 7.9%
Borders Group* ............................          200,000           3,425,000
Gymboree* .................................           50,000           1,500,000
Home Depot ................................          100,000           3,987,500
Nordstrom .................................           75,000           3,135,937
Office Depot* .............................          125,000           3,765,625
                                                                    ------------
                                                                      15,814,062
                                                                    ------------
SOFTWARE 12.9%
Activision* ...............................          101,000           1,609,688
Comshare* .................................          100,000           2,912,500
Informix* .................................          125,000           4,078,125
Microsoft* ................................           40,000           3,622,500
Parametric Tehnology* .....................           65,000           4,013,750
Sybase* ...................................          100,000           3,206,250
Symantec* .................................          150,000           4,490,625
Synopsys* .................................           60,000           1,860,000
                                                                    ------------
                                                                      25,793,438
                                                                    ------------

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                                                              September 30, 1995
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                                                   SHARES              VALUE
                                                ------------       ------------

TELECOMMUNICATIONS 11.4%
AVX* ......................................          100,500       $  3,366,750
Century Telephone Enterprises .............          100,000          3,037,500
DSC Communications* .......................           90,000          5,338,125
Motorola ..................................           80,000          6,110,000
Scientific-Atlanta ........................          100,000          1,687,500
WorldCom* .................................          105,000          3,386,250
                                                                     22,926,125
                                                                   ------------
OTHER .....................................                              67,318
                                                                   ------------
TOTAL COMMON STOCKS 99.0%
 (Cost $142,076,514) ......................                         198,423,515
                                                                   ------------
SHORT-TERM HOLDINGS 3.8%
 (Cost $7,595,000) .................                                  7,595,000
                                                                   ------------
TOTAL INVESTMENTS 102.8%
 (Cost $149,671,514) ..............                                 206,018,515

OTHER ASSETS
LESS LIABILITIES ..........................             (2.8)%       (5,521,238)
                                                                   ------------
NET ASSETS ................................            100.0%      $200,497,277
                                                                   ============

--------------
* Non-income producing security.

Note: Investments in stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

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LARGEST PORTFOLIO CHANGES#
DURING PAST THREE MONTHS

                                                               SHARES
                                                   -----------------------------
                                                                       HOLDINGS
ADDITIONS                                           INCREASE            9/30/95
---------                                          ---------           ---------
AVX .......................................          100,500             100,500
Comshare ..................................          100,000             100,000
Infinity Broadcasting .....................           66,500              66,500
Progressive (Ohio) ........................           50,000              50,000
Scientific-Atlanta ........................          100,000             100,000
Symantec ..................................          150,000             150,000
Tommy Hilfiger ............................          100,000             100,000
UCAR International ........................          125,000             125,000
Viacom (Class B) ..........................           75,000              75,000
WorldCom ..................................          105,000             105,000



                                                                        HOLDINGS
REDUCTIONS                                          DECREASE             9/30/95
----------                                         ---------            --------
Dentsply International ....................           70,000                --
EMC .......................................          200,000                --
General Cable (ADSs) ......................          100,000                --
Intel .....................................           20,000             100,000
Leggett & Platt ...........................           45,000                --
Louisiana Pacific .........................          100,000                --
Microsoft .................................           35,000              40,000
Nordson ...................................           50,000                --
UST Inc. ..................................          100,000              40,000
Value Health ..............................           75,000                --

------------
# Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.


MAJOR PORTFOLIO HOLDINGS
AT SEPTEMBER 30, 1995

SECURITY                                                                 VALUE
--------                                                              ----------
Travelers ......................................................      $6,640,625
HFS Group ......................................................       6,546,875
Motorola .......................................................       6,110,000
Intel ..........................................................       6,018,750
PepsiCo ........................................................       5,610,000
DSC Communications .............................................       5,338,125
FIserv .........................................................       5,020,312
Amgen ..........................................................       4,993,750
Interpublic Group of Companies .................................       4,770,000
Symantec .......................................................       4,490,625


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SELIGMAN CAPITAL FUND
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INVESTMENT RESULTS
TOTAL RETURNS*
FOR PERIODS ENDED SEPTEMBER 30, 1995

                                                      AVERAGE ANNUAL
                                          -------------------------------------
                                                                       CLASS D
                      THREE      NINE     ONE      FIVE     TEN        SINCE
                      MONTHS    MONTHS    YEAR     YEARS    YEARS    INCEPTION+
                      ------    ------    ----     -----    -----    ----------
Class A
With Sales Charge      3.39%    19.09%    18.84%    18.61%   13.83%     n/a
                       8.57     25.06     24.75     19.76    14.38      n/a

Class D
With CDSL              7.38     23.10     22.28      n/a      n/a       n/a
Without CDSL           8.38     24.10     23.28      n/a      n/a      8.76%


S&P 500**              7.95     29.77     29.75     17.23    15.98    15.63++

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NET ASSET VALUE PER SHARE


                   SEPTEMBER 30, 1995      JUNE 30, 1995       DECEMBER 31, 1994
                   ------------------      -------------       -----------------
CLASS A                  $16.47               $15.17                $13.17
CLASS D                  $15.91               $14.68                $12.82

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*  The returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%.  No  adjustment  was made to  performance  for periods
   prior  to   January   1,  1993,   the   commencement   date  for  the  annual
   Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. The returns for the periods of one year or less for Class D shares are shown with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on certain shares redeemed within one year of purchase.

** The S&P 500 is an unmanaged index and assumes reinvestment of estimated dividends and does not reflect fees and expenses. Investors may not invest directly in an index.

+  May 3, 1993.

++ From April 30, 1993.
--------------------------------------------------------------------------------
These rates of return reflect changes in price and assume that all distributions within the period are reinvested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.